Translation Into U.S. Dollar Statements	12 Months Ended
Mar. 31, 2011
Translation Into U.S. Dollar Statements [Abstract]
TRANSLATION INTO U.S. DOLLAR STATEMENTS
2.	TRANSLATION INTO U.S. DOLLAR STATEMENTS
The financial statements are stated in Japanese yen, the currency of the country in which the Company is incorporated and operates. The translations of Japanese yen amounts into U.S. dollar amounts are included solely for convenience of readers outside of Japan and have been made at the rate of ¥82.76 to $1, the noon buying rate for yen in New York City as of March 31, 2011. Such translations should not be construed as representations that the Japanese yen amounts could be converted into U.S. dollars at the above or any other rate.